Federated Hermes Government Obligations Fund Expense Example - Capital Shares [Member] - Federated Hermes Government Obligations Fund - CAP	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604